Document And Entity Information	Mar. 31, 2022
Document Information Line Items
Entity Registrant Name	LYTUS TECHNOLOGIES HOLDINGS PTV. LTD.
Document Type	F-1
Amendment Flag	false
Entity Central Index Key	0001816319
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	1210 One BKC
Entity Address, Address Line Two	Tower CBandra Kurla Complex
Entity Address, Address Line Three	Bandra East
Entity Address, City or Town	Mumbai
Entity Address, Country	IN
Entity Address, Postal Zip Code	400051
City Area Code	(284)
Local Phone Number	494-2810
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	Pryor Cashman LLP
Entity Address, Address Line Two	7 Times Square
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	421-4100
Contact Personnel Name	M. Ali Panjwani, Esq.